Liquidity (Details Narrative) (10-K) - USD ($)			3 Months Ended
	Feb. 11, 2021	Jan. 14, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated deficit			$ (15,010,268)			$ (11,759,557)	$ (4,894,881)
Working capital			22,797,501			1,597,920
Gross proceeds from issuance of common stock			21,614,488
Cash on hand			$ 22,657,150			$ 1,578,460	$ 43,714
Subsequent Event [Member]
Cash on hand					$ 22,900,000
Subsequent Event [Member] | Common Stock [Member]
Stock issued during period, shares, new issues	3,007,026	2,221,458
Shares issued, price per share		$ 4.50
Gross proceeds from issuance of common stock	$ 12,800,000	$ 10,000,000